Shareholder Report, Average Annual Return (Details) 192420_Regan Fixed Rate MBS ETF_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Regan Fixed Rate MBS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Regan Fixed Rate MBS ETF NAV
Average Annual Return, Percent	6.51%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.86%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	3.30%